Financial risk management Fair value measurements (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Derivative assets	$ 1,652	$ 957
At fair value [member]
Disclosure of fair value measurement of assets [line items]
Derivative assets	290	261
At fair value [member] | Commodity Derivatives, Net [member]
Disclosure of fair value measurement of assets [line items]
Derivative assets	5	4
At fair value [member] | Foreign Currency Derivative, Net [member]
Disclosure of fair value measurement of assets [line items]
Derivative assets		1
At fair value [member] | Interest rate swap contract [member]
Disclosure of fair value measurement of assets [line items]
Derivative assets	26	23
At fair value [member] | Embedded Derivatives [member]
Disclosure of fair value measurement of assets [line items]
Derivative assets	259	233
At fair value [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Derivative assets	0	0
At fair value [member] | Level 1 of fair value hierarchy [member] | Commodity Derivatives, Net [member]
Disclosure of fair value measurement of assets [line items]
Derivative assets	0	0
At fair value [member] | Level 1 of fair value hierarchy [member] | Foreign Currency Derivative, Net [member]
Disclosure of fair value measurement of assets [line items]
Derivative assets		0
At fair value [member] | Level 1 of fair value hierarchy [member] | Interest rate swap contract [member]
Disclosure of fair value measurement of assets [line items]
Derivative assets	0	0
At fair value [member] | Level 1 of fair value hierarchy [member] | Embedded Derivatives [member]
Disclosure of fair value measurement of assets [line items]
Derivative assets	0	0
At fair value [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Derivative assets	290	261
At fair value [member] | Level 2 of fair value hierarchy [member] | Commodity Derivatives, Net [member]
Disclosure of fair value measurement of assets [line items]
Derivative assets	5	4
At fair value [member] | Level 2 of fair value hierarchy [member] | Foreign Currency Derivative, Net [member]
Disclosure of fair value measurement of assets [line items]
Derivative assets		1
At fair value [member] | Level 2 of fair value hierarchy [member] | Interest rate swap contract [member]
Disclosure of fair value measurement of assets [line items]
Derivative assets	26	23
At fair value [member] | Level 2 of fair value hierarchy [member] | Embedded Derivatives [member]
Disclosure of fair value measurement of assets [line items]
Derivative assets	259	233
At fair value [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Derivative assets	0	0
At fair value [member] | Level 3 of fair value hierarchy [member] | Commodity Derivatives, Net [member]
Disclosure of fair value measurement of assets [line items]
Derivative assets	0	0
At fair value [member] | Level 3 of fair value hierarchy [member] | Foreign Currency Derivative, Net [member]
Disclosure of fair value measurement of assets [line items]
Derivative assets		0
At fair value [member] | Level 3 of fair value hierarchy [member] | Interest rate swap contract [member]
Disclosure of fair value measurement of assets [line items]
Derivative assets	0	0
At fair value [member] | Level 3 of fair value hierarchy [member] | Embedded Derivatives [member]
Disclosure of fair value measurement of assets [line items]
Derivative assets	$ 0	$ 0